Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Other Assets [Abstract]
Other Assets
Note 10 – Other Assets
Other assets consisted of the following at the dates indicated:

	September 30, 2015	December 31, 2014
Contingent loan repurchase asset (1)	$310,373	$274,265
Debt service accounts (2)	123,023	91,974
Prepaid expenses	57,572	17,957
Prepaid lender fees and debt issuance costs, net	51,937	31,337
Real estate	18,247	16,720
Prepaid income taxes	12,921	16,450
Derivatives, at fair value	10,010	6,065
Mortgage backed securities, at fair value	8,541	7,335
Other	16,655	28,708
	$609,279	$490,811

(1)
In connection with the Ginnie Mae EBO Transactions, our agreements provide either that: (a) we have the right, but not the obligation, to repurchase previously transferred mortgage loans under certain conditions, including the mortgage loans becoming eligible for pooling under a program sponsored by Ginnie Mae, or (b) we have the obligation to repurchase previously transferred mortgage loans that have been subject to a successful trial modification before any permanent modification is made. Once these conditions are met, we have effectively regained control over the mortgage loan(s) and under GAAP, must re-recognize the loan on our consolidated balance sheet and establish a corresponding repurchase liability. With respect to those loans that we have the right, but not the obligation, to repurchase under the applicable agreement, this requirement applies regardless of whether we have any intention to repurchase the loan. We re-recognized mortgage loans in Other assets and the corresponding liability in Other liabilities.

(2)
Under our advance funding financing facilities, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. The collected funds are not applied to reduce the related match funded debt until the payment dates specified in the indenture. The balances also include amounts that have been set aside from the proceeds of our match funded advance facilities and certain of our warehouse facilities to provide for possible shortfalls in the funds available to pay certain expenses and interest. The funds related to match funded facilities are held in interest earning accounts in the name of the SPE created in connection with the facility.

Note 13 — Other Assets
Other assets consisted of the following at December 31:

	2014	2013
Contingent loan repurchase asset (1)	$274,265	$—
Debt service accounts (2)	91,974	129,897
Prepaid lender fees and debt issuance costs, net (3)	31,337	31,481
Prepaid expenses	17,957	16,132
Real estate	16,720	9,667
Prepaid income taxes (4)	16,450	20,585
Mortgage-backed securities, at fair value (6)	7,335	—
Derivatives, at fair value	6,065	15,494
Contingent assets - ResCap Acquisition (5)	—	51,932
Investment in unconsolidated entities (6)	—	11,771
Purchase price deposit (7)	—	10,000
Other	28,708	12,184
	$490,811	$309,143

(1)
In connection with the Ginnie Mae EBO Transactions, our agreements provide either that: (a) we have the right, but not the obligation, to repurchase previously transferred mortgage loans under certain conditions, including the mortgage loans becoming eligible for pooling under a program sponsored by Ginnie Mae; or (b) we have the obligation to repurchase previously transferred mortgage loans that have been subject to a successful trial modification before any permanent modification is made. Once these conditions are met, we have effectively regained control over the mortgage loan(s), and under GAAP, must re-recognize the loans on our consolidated balance sheets and establish a corresponding repurchase liability. With respect to those loans that we have the right, but not the obligation, to repurchase under the applicable agreement, this requirement applies regardless of whether we have any intention to repurchase the loan. We re-recognized mortgage loans in Other assets and a corresponding liability in Other liabilities.

(2)
Under our advance funding facilities, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. The collected funds are not applied to reduce the related match funded debt until the payment dates specified in the indenture. The balances also include amounts that have been set aside from the proceeds of our match funded advance facilities and certain of our warehouse facilities to provide for possible shortfalls in the funds available to pay certain expenses and interest. The funds related to match funded facilities are held in interest earning accounts in the name of the SPE created in connection with the facility.

(3)	We amortize these costs to the earlier of the scheduled amortization date, contractual maturity date or prepayment date of the debt.

(4)
During 2012, 2013 and 2014, we completed intra-entity transfers of certain MSRs. The deferred tax effects of these transactions have been recognized as prepaid income tax assets and are being amortized to Income tax expense over a 7-year period.

(5)
The purchase of certain MSRs and related advances from ResCap was not complete on the date of acquisition pending the receipt of certain consents and court approvals. We recorded a contingent asset effective on the date of the acquisition until we subsequently obtained the required consents and approvals for the MSRs and paid the additional purchase price.

(6)
The balance at December 31, 2013 includes an investment of $5.1 million in OSI and an investment of $6.6 million in PowerLink Settlement Services, LP and related entities. We increased our ownership in OSI from 26.00% to 87.35% on January 31, 2014. Effective on that date, we began including the accounts of OSI in our consolidated financial statements and eliminated our current investment in consolidation. Assets acquired from OSI included residential mortgage-backed securities. In June 2014, we received proceeds from the dissolution of PowerLink Settlement Services, LP equal to our investment.

(7)
The balance at December 31, 2013 represents an initial cash deposit that we made in connection with the agreement we entered into to acquire MSRs and related advances from Wells Fargo Bank, N.A. This deposit along with an additional deposit of $15.0 million that we made in January 2014 were returned to us following a mutual termination of the agreement on November 13, 2014.